Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 8,858,651	$ 1,012,448
Loss from operations	(8,858,651)	(1,012,448)
Other income (expense):
Interest earned on cash and marketable securities held in Trust Account	4,974,899	31,308
Interest expense – debt discount	(32,145)
Offering costs allocated to warrants	0	(868,131)
Excess of Private Warrants fair value over purchase price	0	(3,097,200)
Unrealized loss – treasury bills	(22,368)	0
Change in fair value of warrant liability	12,562,468	3,911,091
Change in fair value of conversion option liability	(40,776)	0
Other income	195,587	0
Total other income (expense)	17,637,665	(22,932)
Net income (loss)	$ 8,779,014	$ (1,035,380)
Common Class A [Member]
Other income (expense):
Weighted average number of shares outstanding, basic	34,500,000	29,112,329
Weighted average number of shares outstanding, diluted	34,500,000	29,112,329
Earnings per share, basic	$ 0.2	$ (0.03)
Earnings per share, diluted	$ 0.2	$ (0.03)
Common Class B [Member]
Other income (expense):
Weighted average number of shares outstanding, basic	8,625,000	8,449,315
Weighted average number of shares outstanding, diluted	8,625,000	8,449,315
Earnings per share, basic	$ 0.2	$ (0.03)
Earnings per share, diluted	$ 0.2	$ (0.03)